Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total assets	$ 5,661,601	$ 5,768,695
Cash and cash equivalents (note 15a)	168,409	215,738	$ 92,069	$ 206,762
LNG segment
Segment Reporting Information [Line Items]
Total assets	4,601,919	4,579,577
NGL segment
Segment Reporting Information [Line Items]
Total assets	891,273	973,380
Cash and cash equivalents
Segment Reporting Information [Line Items]
Cash and cash equivalents (note 15a)	$ 168,409	$ 215,738